Net Earnings Per Share From Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Components Of Basic And Diluted Earnings Per Share
Information related to the calculation of net earnings from continuing operations per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

For the Year Ended December 31, 2014:	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$2,543.1	702.2	$3.62
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.1
Incremental shares from assumed conversion of the convertible debentures	—	4.8
Diluted EPS	$2,546.4	716.1	$3.56

For the Year Ended December 31, 2013:
Basic EPS	$2,590.6	696.0	$3.72
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	8.7
Incremental shares from assumed conversion of the convertible debentures	—	6.3
Diluted EPS	$2,593.9	711.0	$3.65

For the Year Ended December 31, 2012:
Basic EPS	$2,181.3	693.4	$3.15
Adjustment for interest on convertible debentures	5.7	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.8
Incremental shares from assumed conversion of the convertible debentures	—	9.9
Diluted EPS	$2,187.0	713.1	$3.07